Parent Only Financial Information - Schedule of Condensed Balance Sheets (Details) - Reportable Legal Entities [Member] - Parent Company [Member] - CNY (¥)	Dec. 31, 2025	Dec. 31, 2024
Current assets
Cash	¥ 235,274	¥ 1,262,397
Investment in and amount due from subsidiaries		51,711,938
Prepaid expenses and other current assets	1,183,943	5,592,243
Total current assets	1,419,217	58,566,578
Non-current assets
Intangible assets, net	43,637,133	48,222,183
Total non-current assets	43,637,133	48,222,183
Total assets	45,056,350	106,788,761
Current liabilities
Convertible notes, at fair value, current		473,715,560
Other current liabilities	10,269,459	9,115,387
Total current liabilities	10,269,459	482,830,947
Non-current liabilities
Share of losses in excess of investments in subsidiaries and amount due to subsidiaries	125,049,372
Convertible notes, at fair value, non-current	1,152,723,200	464,847,231
Total non-current liabilities	1,277,772,572	464,847,231
Total liabilities	1,288,042,031	947,678,178
Shareholders’ deficit
Ordinary shares, value	9,733	9,733
Additional paid-in capital	1,821,605,222	1,818,421,338
Accumulated losses	(3,102,993,825)	(2,668,505,330)
Accumulated other comprehensive income	38,393,189	9,184,842
Treasury shares
Total shareholders’ deficit	(1,242,985,681)	(840,889,417)
Total liabilities and shareholders’ deficit	45,056,350	106,788,761
Series A-2 Convertible Preferred Share [Member]
Shareholders’ deficit
Series A-2 Convertible Preferred Share
Class A-1 Special Voting Share [Member]
Shareholders’ deficit
Ordinary shares, value